Commitments, contingencies and guarantees - Additional Information (Detail)	6 Months Ended	3 Months Ended											1 Months Ended	12 Months Ended
	Sep. 30, 2013 Litigation Case Type [Domain] Clients	Dec. 10, 2013 Litigation Case Type [Domain] Subsequent event [Member] JPY (¥)	Jan. 31, 2008 Tax notice issued by tax authorities in Pescara, Italy [Member] EUR (€)	Jun. 30, 2012 Two Actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member] USD ($)	Mar. 01, 2011 Action by PT Bank Mutiara Tbk. [Member] USD ($)	Oct. 31, 2011 Action by the National Credit Union Administration Board [Member] USD ($)	Jul. 01, 2011 Action by the National Credit Union Administration Board [Member] USD ($)	Sep. 30, 2011 Action by the Federal Housing Finance Agency [Member] USD ($)	Nov. 30, 2011 Claim filed by the Madoff Trustee [Member] USD ($)	Aug. 31, 2012 Action by the Prudential Insurance Company of America [Member] USD ($)	Mar. 31, 2013 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Mar. 01, 2013 Action by Banca Monte dei Paschi di Siena SpA [Member] EUR (€)	Apr. 30, 2012 Action in relation to investment losses [Member] JPY (¥) Series	Mar. 31, 2013 Action in relation to investment losses [Member] JPY (¥) Series
Contingencies
Current estimate of maximum reasonably possible loss			€ 33,800,000	$ 35,000,000					$ 21,000,000
Claim against special purpose company rights					156,000,000
Compensatory damages with original principal amount issued in offering						50,000,000	83,000,000	2,046,000,000
Amount of residential mortgage-backed securities plaintiffs purchased										183,000,000
Damages for unlawful conduct of former directors												700,000,000
Seized assets by Public Prosecutor											1,900,000,000
Number of significant clients	5,000,000
Damages for losses on pre-maturity cash out													5,102,000,000
Currency-linked structured notes purchased													16
Damages for losses on currency derivative transactions														10,247,000,000
Equity-linked structured notes purchased														11
Loan repurchase claims received by subsidiaries unresolved		¥ 4,468,000,000